Common Stock	12 Months Ended
Dec. 31, 2024
Common Stock [Abstract]
Common Stock

Note 8 — Common Stock

As of December 31, 2024 and December 31, 2023, the Company’s certificate of incorporation, as adjusted for recapitalizations (see Note 16), authorized issuance of 600,000,000 shares of common stock. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of the preferred stockholders. As of December 31, 2024, no dividends have been declared to date.

The Company reserved shares of common stock, as adjusted for the recapitalization (see Note 16), on an as-converted basis, for future issuance as follows:

	December 31, 2024	December 31, 2023
Conversion of Series A preferred stock	1,504,574	1,504,574
Conversion of Series B preferred stock	1,830,666	1,830,666
Conversion of Series C/C-1 preferred stock	2,843,075	2,843,075
Outstanding options under 2010 Plan	1,027,897	1,031,356
Issuance of options under the 2010 Plan	539,564	536,105
	7,745,776	7,745,776